SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Computers and software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	33 years
Laboratory and electronic equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	15 years
Minimum [Member] | Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	15 years	[1]
Maximum [Member] | Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	40 years	[1]

[1]	Leasehold improvements are amortized by the straight-line method over the expected lease term, which is shorter than the estimated useful life of the improvements.